PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

At December 31, 2020 and 2019, prepaid expenses and other assets consisted of the following:

	2020	2019
Tax refund receivable	$357,045	$173,046
Other	392,877	251,904
Total	$749,922	$424,950